Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Nature of Relationships With Related Parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during six months ended June 30, 2025 and 2024, or recorded balances as of June 30, 2025 and December 31, 2024.

Name	Relationship with the Company
Mr. Zhu Jian	Chief Executive Officer, Director and Shareholder of the Company
Mr. Wang Jun	Chief Executive Officer of Weitong and Shareholder of the Company
Mr. Tang Jing	Chief Financial Officer and Shareholder of the Company
Mr. Tang Yuhua	An immediate family member of Mr. Tang Jing
Mr. Wang Jixiang	An immediate family member of Mr. Wang Jun
Scenery Investing Company Limited (“Scenery”)	Wholly owned by Mr. Tang Jing
Skinist Global Company Limited (“Skinist Global”)	Company controlled by Mr. Wang Jun
Shanghai Yingtian Financial Information Service Co., Ltd. (“Ying Tian”)	Company controlled by Mr. Zhu Jian and Mr. Tang Jing
Hong Kong Mimosa Industry (“HK Mimosa”)	Company controlled by Mr. Wang Jixiang
Shanghai Jingrong Information Co., Ltd. (“Jingrong”)	Company controlled by the spouse of Mr. Tang Jing
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”)	Company controlled by Ms. Mu Xuemei, the director of the Company
Shanghai Jing Yu Enterprise Investment Management Co., Ltd. (“Jing Yu”)	Company controlled by Mr. Wang Jun.
Shanghai Jing Neng Enterprise Co., Ltd. (“Jing Neng”)	Company controlled by Mr. Wang Jun.
Shanghai Jiantong Trade Center (“Jian Tong”)	Company controlled by Mr. Wang Jun
Shanghai Shilin Advertising Co., Ltd. (“Shi Lin”)	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Tengxin Advertising Co., Ltd. (“Teng Xin”)	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Zhimeisi Beauty Technology Co., Ltd (“Zhi Mei Si”)	Company over which Mr. Zhu Jian owns 20% equity interest and exercises significant influence
Shanghai Libo Medical Beauty Clinic Co., Ltd (“Li Bo”)	Controlled by Zhi Mei Si and ceased to be a related party of the Company in 2025 as it was disposed of by Zhi Mei Si

Schedule of Transactions with Related Parties	Transactions with related parties
	For the Six Months Ended June 30,
	2025	2024
Sales of products
Skinist Global	$—	$77,193

Purchase of products
Youshan	$866,846	$—

Purchase of consulting services
Jingrong	$98,666	$—

Payment of dividends
Mr. Zhu Jian	$19,251	$19,184
Mr. Wang Jun	19,251	19,184
Mr. Tang Jing	19,251	19,184
Payment of dividends	$57,753	$57,552

Schedule of Borrowings from (Repayment of Borrowings to) Related Parties

Borrowings from (Repayment of Borrowings to) related parties

	For the Six Months Ended June 30,
	2025		2024
	Borrowings	Repayment	Borrowings	Repayment
Li Bo	$896,230	$(326,366)	$442,134	$(442,134)
Youshan	500,510	(740,424)	—	—
Skinist Global	57,628	(141,241)	1,497,796	(3,093,916)
Ying Tian	—	(4,009,597)	—	(4,129,493)
Teng Xin	—	(196,868)	1,386,001	(1,459,464)
Shi Lin	—	—	1,335,008	—
Zhi Mei Si	—	(3,861)	575,191	(575,191)
Skinist Shanghai	—	—	54,053	(54,053)
Jian Tong	—	—	—	(2,663,247)
Jing Yu		(275,763)	—	—
Jing Neng		(137,882)	—	—
Scenery		(2,000)	—	—
Mr. Tang Jing	1,296,087	—	20,641	(72,706)
Mr. Wang Jixiang	275,763	(468,796)	—	(237,933)
Mr. Wang Jun	—	—	20,641	(39,041)
Mr. Zhu Jian	—	(144,279)	18,968	(66,888)
Mr. Tang Yuhua	—	—	—	(76,133)
	$3,026,218	$(6,447,077)	$5,350,433	$(12,910,199)

(1)	During the six months ended June 30, 2025 and 2024, the Company borrowed $3,026,218 and $5,350,433 from these related parties, respectively. The borrowings were interest free, and outstanding loans are repayable within twelve months from borrowings.

Schedule of Due from Related Parties	Due from related parties
	June 30, 2025	December 31, 2024
Accounts receivable
Mimosa HK	$—	$1,088,558
(1)	As of December 31, 2024, the dividend payable due to shareholders were extended to July 2026. The Company recorded the dividends payable as non-current liabilities. For the six months ended June 30, 2025, the Company also settled dividends payable of $9,988,060 and $4,567,520 against balances due from related parties of discontinued operations and due from related parties of continuing operations, respectively. As of June 30, 2025, the Company had dividends payable of $1,175,018 due to related parties.
(2)	As of June 30, 2025 and December 31, 2024, the other payables represented operating expenses paid by the related parties. The balances were interest free and repayable in July 2026. The Company classified the balance to “due to related parties, non-current”.

Schedule of Due to Related Parties, Current an Non Current	Due to related parties, current
	June 30, 2025	December 31, 2024
Accounts payable
Jingrong	$99,892	$—
Youshan	—	101,658
	$99,892	$101,658
Due to related parties, non-current
	June 30, 2025	December 31, 2024
Dividends payable(1)
Mr. Zhu Jian	$—	$6,931,768
Healthy Great	—	5,008,185
Mr. Wang Jun	176,003	1,307,479
Smartest Star	—	1,118,061
Mr. Tang Jing	999,015	990,274
Scenery	—	432,236
	1,175,018	15,788,003
Other payable(2)
Mr. Wang Jixiang	38,088	229,180
Mr. Tang Jing	190,299	—
	228,387	229,180
Total	$1,403,405	$16,017,183

(1)	As of December 31, 2024, the dividend payable due to shareholders were extended to July 2026. The Company recorded the dividends payable as non-current liabilities. For the six months ended June 30, 2025, the Company also settled dividends payable of $9,988,060 and $4,567,520 against balances due from related parties of discontinued operations and due from related parties of continuing operations, respectively. As of June 30, 2025, the Company had dividends payable of $1,175,018 due to related parties.
(2)	As of June 30, 2025 and December 31, 2024, the other payables represented operating expenses paid by the related parties. The balances were interest free and repayable in July 2026. The Company classified the balance to “due to related parties, non-current”.